Equity Incentive Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Based Compensation Option And Incentive Plan [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of stock option activity for the three months ended March 31, 2015:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Contractual Life (In Years)
Outstanding at beginning of year	752,372	$0.91	4.55
Granted	435,393	$5.80	9.88
Exercised	(23,075)	$0.65
Expired (Forfeited)	(8,600)	$0.65
Outstanding at end of period	1,156,090	$2.69	5.05
Exercisable at end of period	827,529	$2.46	6.87
Vested and expected to vest at end of period	827,529	$2.46	6.87

The following is a summary of stock option activity for the year ended December 31, 2014:
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Contractual Life (In Years)
Outstanding at beginning of year	762,944	$0.91
Granted	—
Exercised	(2,277)	$2.85
Expired	(8,295)	$3.60
Outstanding at end of year	752,372	$0.93	4.55
Exercisable at end of year	733,049	$0.93	6.87
Vested and expected to vest at end of year	733,049	$0.93	6.87

Employee and Non Employee Service Share Based Compensation Allocation off Recognized Period Costs [Table Text Block]
The total stock-based compensation expense for employees and non-employees is included in the accompanying consolidated statements of operations and as follows:

	Three months Ended March 31,
	2015	2014
Research and development	$174,586	$7,732
General and administrative	309,954	15,009
	$484,540	$22,741

The total stock-based compensation expense for employees and non-employees is included in the accompanying consolidated statements of operations as follows:

	Year Ended December 31,
	2014	2013
Research & development	$11,413	$57,901
General and administrative	15,402	126,129
	$26,815	$184,030